Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies [Abstract]
Future Minimum Lease Payments Under Operating And Merchant Space Leases

2015	$12,653
2016	9,848
2017	6,352
2018	4,850
2019	2,007
Thereafter	2,714
Total minimum lease payments	$38,424